Statement of changes in equity - CAD ($)	Issued capital	Contributed Surplus	Deficit	Total
Equity balance, Start of period at Jan. 31, 2015	$ 49,902,704	$ 14,774,011	$ (35,011,889)	$ 29,664,826
Number of shares outstanding, Start of period at Jan. 31, 2015	12,363,539
Private Placement	$ 555,600	0	0	555,600
Shares issued, Private Placement	277,800
Option based payments	$ 0	204,914	0	204,914
Net loss and comprehensive loss for the year	0	0	(683,137)	(683,137)
Equity balance, End of period at Jan. 31, 2016	$ 50,458,304	14,978,925	(35,695,026)	29,742,203
Number of shares outstanding, End of period at Jan. 31, 2016	12,641,339
Private Placement	$ 581,000	0	0	581,000
Shares issued, Private Placement	581,000
Option based payments	$ 0	2,079,010	0	2,079,010
Net loss and comprehensive loss for the year	0	0	(2,438,331)	(2,438,331)
Equity balance, End of period at Jan. 31, 2017	$ 51,039,304	17,057,935	(38,133,357)	29,963,882
Number of shares outstanding, End of period at Jan. 31, 2017	13,222,339
Private Placement	$ 955,801	0	0	955,801
Shares issued, Private Placement	1,575,565
Option based payments	$ 0	66,419	0	66,419
Net loss and comprehensive loss for the year	0	0	(400,029)	(400,029)
Equity balance, End of period at Jan. 31, 2018	$ 51,995,105	$ 17,124,354	$ (38,533,386)	$ 30,586,073
Number of shares outstanding, End of period at Jan. 31, 2018	14,797,904